UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL

INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein National Municipal Income Fund

Portfolio of Investments

July 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 169.8%
Long-Term Municipal Bonds - 169.8%
Alabama - 5.7%
Huntsville Hlth Care Auth (Huntsville Hosp Sys) (Prerefunded)
Series 02B
5.75%, 6/01/32	$6,000	$6,626,580
Jefferson Cnty Ltd Oblig Sch Warrants
Series 04A
5.25%, 1/01/18 - 1/01/23	3,100	2,809,747
Jefferson Cnty Swr Rev (Capital Impr Warrants) (Prerefunded)
FGIC Series 02
5.00%, 2/01/41	1,535	1,627,069
FGIC Series 02B
5.00%, 2/01/41	2,465	2,636,589
Marshall Cnty Hlth Care Auth (Marshall Cnty Med Ctr)
Series 02A
5.75%, 1/01/32	2,500	2,503,700
Series 02D
5.75%, 1/01/32	3,000	3,004,440
Montgomery Spl Care Fac Fin Auth (Baptist Hlth)
Series 04C
5.125%, 11/15/24	1,500	1,455,570
Montgomery Spl Care Fac Fin Auth (Baptist Hlth) (Prerefunded)
Series 04C
5.25%, 11/15/29	1,810	1,987,036

		22,650,731

Alaska - 2.4%
Alaska Intl Arpt Rev
MBIA Series 03B
5.00%, 10/01/26	2,000	2,006,180
Alaska Muni Bond Bank Auth
MBIA Series 04G
5.00%, 2/15/22 - 2/15/24	2,930	3,015,330
Four Dam Pwr Agy
Series 04
5.00%, 7/01/24	1,035	1,024,878
5.25%, 7/01/25 - 7/01/26	3,580	3,565,258

		9,611,646

Arizona - 1.7%
Arizona Cap Fac Fin Corp Student Hsg Rev (Arizona St Univ Proj)
Series 00
6.25%, 9/01/32	1,550	1,550,341

Phoenix Civic Impr Corp. Wastewtr Sys Rev
MBIA Series 04
5.00%, 7/01/23	1,250	1,280,738
Salt Verde Fin Corp. (Prepaid Gas)
5.25%, 12/01/22 - 12/01/23	4,150	3,884,994

		6,716,073

Arkansas - 0.7%
Arkansas Dev Fin Auth SFMR (Mtg Rev)
GNMA/ FNMA Series 02A
5.30%, 7/01/34	2,720	2,721,523

California - 12.6%
California
5.00%, 2/01/32	2,450	2,396,982
Series 04
5.00%, 2/01/33	1,100	1,074,183
California (Unrefunded)
5.25%, 4/01/30	20	20,111
Chula Vista IDR (San Diego Gas)
Series 96A
5.30%, 7/01/21	4,000	4,042,440
Coachella Valley USD
MBIA Series 03
5.00%, 9/01/31	1,000	1,003,960
Coast CCD
FSA Series 06B
5.00%, 8/01/23 (a)	3,300	3,409,692
Coast CCD
FSA Series 06B
5.00%, 8/01/24 (a)	8,070	8,305,483
Golden St Tobacco Securitization Corp. (Prerefunded)
RADIAN Series 03
5.50%, 6/01/43	2,250	2,440,688
XLCA
Series 03B
5.50%, 6/01/33	3,000	3,254,250
Grossmont-Cuyamaca CCD
ASSURED GTY
5.00%, 8/01/22 (a)	2,340	2,425,667
Grossmont-Cuyamaca CCD
ASSURED GTY
5.00%, 8/01/23 (a)	2,140	2,207,924
Hartnell Comnty Coll (Prerefunded)
MBIA Series 03A
5.00%, 8/01/27	1,155	1,260,174
La Quinta Fin Auth
AMBAC Series 04A
5.25%, 9/01/24	2,000	2,067,060
Los Angeles Comnty Redev Agy (Grand Central Square)
Series 04L
5.00%, 3/01/18	1,715	1,723,284
Los Angeles Regl Arpt (Laxfuel Corp) AMT
AMBAC Series 01
5.50%, 1/01/32	9,500	8,664,000

Pomona COP
AMBAC Series 03
5.50%, 6/01/34	3,000	3,109,650
San Rafael Elem Sch Dist
FSA Series 03A
5.00%, 8/01/28	2,820	2,867,855

		50,273,403

Colorado - 5.3%
Avon Hsg Auth MFHR (Buffalo Ridge II Proj) AMT
GNMA Series 02A
5.70%, 10/20/43 (b)	4,950	4,997,371
Colorado Ed & Cultural Fac Auth (Knowledge Quest Charter Sch)
Series 05
6.50%, 5/01/36	495	462,360
Colorado Hlth Fac Auth (Evangelical Lutheran Proj)
5.25%, 6/01/19 - 6/01/23	2,425	2,379,490
Colorado Hlth Fac Auth (Parkview Med Ctr)
Series 04
5.00%, 9/01/25	2,560	2,383,053
Colorado Toll Rev (Hwy E-470) (Prerefunded)
Series 00
Zero Coupon, 9/01/35	10,000	1,438,000
Denver City & Cnty MFHR (Clyburn Stapleton Proj) AMT
GNMA Series 02
5.50%, 12/20/43	2,155	2,036,561
Northwest Metro Dist No 3
6.125%, 12/01/25	1,000	867,750
Park Creek Metro Dist Rev Ltd (Ref-Sr-Ltd Tax Ppty Tax)
Series 05
5.25%, 12/01/25	3,000	2,846,040
5.50%, 12/01/30	890	839,742
Todd Creek Farms Metro Dist No 1
6.125%, 12/01/22	1,970	1,813,759
Series 04
6.125%, 12/01/19	1,180	1,123,030

		21,187,156

District Of Columbia - 0.9%
Dist of Columbia Spl Tax Rev (Gallery Place Proj)
FSA Series 02
5.40%, 7/01/31	3,500	3,577,560

Florida - 16.0%
Beacon Tradeport CDD
Series 02B
7.25%, 5/01/33	4,930	4,970,475
Brevard Cnty HFA SFMR (Mtg Rev) AMT
GNMA Series 02C
5.40%, 3/01/33	660	618,737
Collier Cnty CFD (Fiddler’s Creek)
Series 02A
6.875%, 5/01/33	2,865	2,812,828
Series 02B
6.625%, 5/01/33	2,155	2,053,004

Dade Cnty Arpt Rev (Miami Int’l Arpt) AMT
FGIC Series 02
5.375%, 10/01/32	6,040	5,693,183
Florida Ed & Athletic Fac (FSU Fin Assistance)
AMBAC Series 02
5.00%, 10/01/31	5,000	4,872,500
Florida HFC MFHR (Westlake Apts) AMT
FSA Series 02-D1
5.40%, 3/01/42	8,780	8,165,225
Florida HFC MFHR (Westminster Apts) AMT
FSA Series 02E-1
5.40%, 4/01/42	3,000	2,789,670
Hamal CDD (Prerefunded)
Series 01
6.75%, 5/01/31	2,460	2,735,741
Lee Cnty Arpt Rev (Southwest Fl Int’l) AMT
FSA Series 00A
5.75%, 10/01/22 - 10/01/25	9,500	9,610,425
Lee Cnty IDA (Shell Point) (Prerefunded)
Series 99A
5.50%, 11/15/29	6,170	6,505,895
Miami Beach Hlth Fac Auth (Mount Sinai Med Ctr)
6.75%, 11/15/24	4,000	4,066,800
Midtown Miami CDD
Series 04A
6.00%, 5/01/24	2,475	2,245,221
Miromar Lakes CDD
Series 00A
7.25%, 5/01/12	1,185	1,173,032
Orange Cnty Hosp Rev (Orlando Regl) (Prerefunded)
Series 02
5.75%, 12/01/32	2,800	3,112,228
Pinellas Cnty HFA SFMR (Mtg Rev) AMT
GNMA/ FNMA Series 02A
5.40%, 3/01/32	695	647,886
Univ of Central Florida Athletics Assoc, Inc.
FGIC Series 04A
5.125%, 10/01/24	1,325	1,246,096
Village CDD
Series 03A
6.00%, 5/01/22	720	722,340

		64,041,286

Georgia - 1.6%
Cartersville Dev Auth (Anheuser Busch Proj) AMT
Series 02
5.95%, 2/01/32	2,510	2,457,164
Georgia HFA SFMR (Mtg Rev) AMT
Series 02A-02
5.60%, 12/01/32	3,785	3,821,942

		6,279,106

Hawaii - 1.0%
Hawaii Dept of Budget & Fin Spl Purpose Rev (Elec Co & Subsidiary Prog)
XLCA Series 03B
5.00%, 12/01/22	4,500	4,182,165

Illinois - 18.9%
Bolingbrook (Prerefunded)
FGIC Series 02A
5.375%, 1/01/38	5,000	5,396,700
Chicago (Prerefunded)
FGIC Series 00C
5.50%, 1/01/40	9,135	9,767,782
Chicago (Unrefunded)
FGIC Series 00C
5.50%, 1/01/40	5,450	5,553,550
FSA
5.00%, 1/01/25	380	386,278
Chicago Arpt Rev (O’Hare Int’l Arpt)
XLCA Series 03B-1
5.25%, 1/01/34	4,860	4,746,470
Chicago Arpt Rev (O’Hare Int’l Arpt) AMT
MBIA
5.375%, 1/01/32 (b)	15,000	14,243,400
Chicago Hsg Agy SFMR (Mortgage Rev) AMT
GNMA/ FNMA Series 02B
6.00%, 10/01/33 (c)(d)	455	463,986
Chicago Incr Alloc (Diversey/Narragansett Redevelopment Proj)
7.46%, 2/15/26	1,900	1,949,780
Chicago Sales Tax Rev
FGIC Series 98
5.25%, 1/01/28	5,710	5,816,377
Cook Cnty Sch Dist
FSA Series 04
5.00%, 12/01/20 (d)	2,000	2,084,160
Gilberts Spl Svc Area No 15 Spl Tax (Gilberts Town Ctr Proj)
Series 03
6.00%, 3/01/28	2,766	2,481,572
Hampshire Spl Svc Area No 14
5.80%, 3/01/26	1,845	1,648,674
Illinois Fin Auth (Illinois Inst of Technology)
Series 06A
5.00%, 4/01/31	1,250	1,133,975
Illinois Fin Auth (Loyola Univ Chicago)
XLCA Series 04A
5.00%, 7/01/24	1,495	1,507,857
Manhattan (No 04-1 Brookstone Springs Proj)
Series 05
5.875%, 3/01/28	1,863	1,702,316
Metro Pier & Expo Auth (McCormick Place)
MBIA Series 02A
5.25%, 6/15/42	5,500	5,558,355

Univ of Illionois
FSA Series 07A
5.25%, 10/01/26 (a)	10,800	11,067,408

		75,508,640

Indiana - 4.7%
Hendricks Cnty Bldg Fac Corp.
Series 04
5.50%, 7/15/21	1,045	1,111,765
Hendricks Cnty Bldg Fac Corp. (First Mtg)
Series 04
5.50%, 7/15/22	1,105	1,172,692
Indiana Bd Bk
FSA Series 04B
5.00%, 2/01/21	1,100	1,130,789
Indiana Dev Fin Auth (Inland Steel)
Series 97
5.75%, 10/01/11	2,925	2,982,974
Indiana HFA SFMR (Mtg Rev) AMT
GNMA/ FNMA Series 02
5.55%, 7/01/32	1,715	1,640,826
Indianapolis Pub Impr Bond Bank (Prerefunded)
MBIA Series 2A
5.25%, 7/01/33	10,000	10,850,000

		18,889,046

Iowa - 0.2%
Coralville Urban Rev Tax Incr
Series 07C
5.00%, 6/01/18	260	262,940
Iowa Fin Auth SFMR (Mtg Rev) AMT
GNMA/ FNMA Series 02
5.40%, 7/01/32	360	335,524

		598,464

Kansas - 0.3%
Lenexa Hlth Care Fac (Lakeview Village Inc.)
5.25%, 5/15/22	1,395	1,289,092

Louisiana - 4.3%
Calcasieu Parish SFMR (Mtg Rev)
GNMA/ FNMA Series 02A
6.05%, 4/01/33 (c)	300	293,988
Louisiana Agriculture Fin Auth
5.25%, 9/15/17	4,270	4,230,161
Louisiana HFA SFMR (Mtg Rev) Amt
GNMA/ FNMA Series 02C
5.60%, 6/01/33 (c)	1,035	1,041,759
New Orleans
MBIA
5.00%, 3/01/18	2,285	2,312,991
5.25%, 12/01/20	1,000	1,012,040
MBIA Series 05
5.00%, 12/01/29	2,700	2,499,606
RADIAN
5.00%, 12/01/22	5,875	5,780,236

		17,170,781

Massachusetts - 4.2%
Massachusetts (Prerefunded)
Series 02C
5.25%, 11/01/30	3,530	3,817,448
Massachusetts (Refunded)
Series 02C
5.25%, 11/01/30	3,470	3,752,562
Massachusetts HEFA (Berkshire Hlth Sys)
RADIAN Series 01E
5.70%, 10/01/25	2,000	2,029,220
Massachusetts HEFA (Cape Cod Hlthcare)
RADIAN Series 01C
5.25%, 11/15/31	2,100	1,968,435
Massachusetts HEFA (Tufts New England Med Ctr)
MBIA Series 93
5.38%, 7/01/18	2,900	2,918,183
Massachusetts HFA MFHR (Rental Rev)
AMBAC Series 95E
6.00%, 7/01/41	1,740	1,740,644
Massachusetts HFA MFHR (Rental Rev) AMT
MBIA Series 00H
6.65%, 7/01/41	540	547,257

		16,773,749

Michigan - 6.1%
Detroit Swr Disp Rev
MBIA
5.25%, 7/01/22	5,000	5,157,600
Detroit Tax Incr (Diamler/Chrysler Assembly Plant)
Series 98A
5.50%, 5/01/21	1,595	1,291,918
Kent Hosp Fin Auth (Metro Hosp Proj)
Series 05A
5.75%, 7/01/25	1,080	998,611
Michigan Hosp Fin Auth (Trinity Hlth)
Series 00A
6.00%, 12/01/27	3,000	3,098,160
Michigan Strategic Fund Hlth Fac (Detroit Edison) AMT
XLCA Series 02C
5.45%, 12/15/32	5,000	4,510,350
Plymouth Ed Ctr Pub Sch (Academy Rev)
Series 05
5.125%, 11/01/23	2,140	1,954,484
Saginaw Hosp Fin Auth (Covenant Med Ctr)
Series 00F
6.50%, 7/01/30	7,185	7,415,782

		24,426,905

Minnesota - 0.5%
Shakopee Hlth Care Fac (St Francis Regl Med Ctr)
Series 04
5.10%, 9/01/25	1,200	1,118,304
St. Paul Hsg & Redev Auth (Hltheast Proj)
Series 05
6.00%, 11/15/25	1,000	1,002,230

		2,120,534

Mississippi - 1.2%
Adams Cnty PCR (Int’l Paper Co.) AMT
Series 99
6.25%, 9/01/23	1,000	953,550
Gulfport Hosp Fac Rev (Mem Hosp at Gulfport Proj)
Series 01A
5.75%, 7/01/31	4,000	3,954,600

		4,908,150

Missouri - 0.9%
Kansas City (Downtown Arena Proj)
Series 08C
5.00%, 4/01/28	2,000	1,939,020
Missouri SFMR (Mtg Rev) AMT
GNMA/ FNMA Series 02A-1
5.58%, 9/01/32 (c)	975	981,279
Riverside IDA (Riverside Horizons Proj)
ACA Series 07A
5.00%, 5/01/27	600	534,834

		3,455,133

Nevada - 10.7%
Carson City Hosp Rev (Carson-Tahoe Hosp Proj)
RADIAN Series 03A
5.00%, 9/01/23	4,700	4,636,221
Clark Cnty Arpt Rev (Prerefunded)
FGIC Series 01B
5.25%, 7/01/34	11,920	12,742,957
Nevada Dept Business & Indl (Las Vegas Monorail Proj)
AMBAC Series 00
5.625%, 1/01/32	6,720	4,673,894
Reno Cap Impr Rev (Prerefunded)
FGIC Series 02
5.375%, 6/01/32	4,710	5,096,738
Reno Cap Impr Rev (Unrefunded)
FGIC Series 02
5.375%, 6/01/32	2,790	2,809,391
Truckee Meadows Wtr Auth (Prerefunded)
FSA Series 01A
5.25%, 7/01/34	12,000	12,845,880

		42,805,081

New Hampshire - 1.4%
New Hampshire HEFA (Covenant Hlth)
Series 04
5.375%, 7/01/24	820	820,574
New Hampshire HEFA (Covenant Med Ctr)
Series 02
6.125%, 7/01/31 (e)	4,200	4,665,486

		5,486,060

New Jersey - 1.9%
Morris-Union Jointure Comnty COP
RADIAN Series 04
5.00%, 5/01/24	7,185	7,204,831
New Jersey EDA (New Jersey St Contract)
Series 05
5.25%, 3/01/25	500	517,090

		7,721,921

New Mexico - 0.1%
Dona Ana Cnty Tax Rev
AMBAC Series 03
5.25%, 5/01/25	500	515,380

New York - 4.5%
New York City
Series 04G
5.00%, 12/01/23	1,600	1,632,896
New York St Dorm Auth Rev
5.00%, 3/15/26 (a)	7,000	7,231,700
New York St Enviro Fac Corp.
5.00%, 6/15/27 (a)	3,500	3,604,195
New York St Enviro Fac Corp.
5.00%, 6/15/24 (a)	3,500	3,652,110
New York St HFA (Econ Dev & Hsg)
FGIC Series 05A
5.00%, 9/15/25	300	306,075
Ulster Cnty IDA (Kingston Regl Sr Living Corp.-Woodland Pond at New Patlz Proj)
6.00%, 9/15/27	1,775	1,661,968

		18,088,944

North Carolina - 1.0%
Charlotte Arpt Rev
MBIA Series 04A
5.25%, 7/01/24	2,895	3,000,291
Iredell Cnty COP
FSA Series 08
5.25%, 6/01/22	1,080	1,151,615

		4,151,906

North Dakota - 1.1%
North Dakota HFA SFMR (Mtg Rev) AMT
Series 02
5.65%, 1/01/34	1,030	997,699
Series 98E
5.25%, 1/01/30	1,300	1,294,410
Ward Cnty Hlth Care Fac (Trinity Hlth)
5.125%, 7/01/18 - 7/01/20	2,075	2,011,222

		4,303,331

Ohio - 3.6%
Cleveland Cuyahoga Port Auth (Univ Heights Ohio-Pub Parking Proj)
Series 01
7.35%, 12/01/31	5,000	5,084,800
Cuyahoga Cnty Hosp Fac (Univ Hosp Hlth)
Series 00
7.50%, 1/01/30	2,400	2,479,488

Fairfield Cnty Hosp Rev (Fairfield Med Ctr Proj)
RADIAN Series 03
5.00%, 6/15/22 - 6/15/24	5,210	5,182,290
Port Auth of Columbiana Cnty SWFR (Apex Enviro LLC) AMT
Series 04A
7.125%, 8/01/25	1,840	1,839,982

		14,586,560

Oregon - 1.2%
Forest Grove Rev (Ref & Campus Impr Pacific Proj A)
RADIAN Series 05A
5.00%, 5/01/28	4,760	4,603,110

Pennsylvania - 3.2%
Allegheny Cnty Hosp Dev Auth (West Pennsylvania Hlth Sys)
5.00%, 11/15/28	4,800	3,759,216
Allegheny Cnty IDA (Residential Reserves Inc Proj)
5.00%, 9/01/21	500	466,280
Montgomery Cnty IDA (Whitemarsh Continuing Care Ret Comnty)
6.00%, 2/01/21	875	833,656
Pennsylvania EDA (30th St Station ) AMT
ACA Series 02
5.875%, 6/01/33	4,100	3,809,679
Pennsylvania Trpk Transp Rev (Prerefunded)
AMBAC Series 01
5.00%, 7/15/41	2,000	2,147,220
Philadelphia IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24	1,150	1,007,687
Wilkes-Barre Fin Auth (Wilkes Univ Proj)
5.00%, 3/01/22	990	960,538

		12,984,276

Puerto Rico - 2.3%
Puerto Rico (Pub Impr)
5.25%, 7/01/23	2,625	2,614,132
Series 01A
5.50%, 7/01/19	1,705	1,747,079
Series 03A
5.25%, 7/01/23	500	497,930
Puerto Rico Govt Dev Bank (Sr Notes)
Series 06B
5.00%, 12/01/15	1,000	1,012,160
Puerto Rico Pub Bldg Auth
Series N
5.50%, 7/01/22	3,370	3,429,144

		9,300,445

Rhode Island - 1.4%
Rhode Island Hlth & Ed Bldg Corp Rev (Times2 Academy)
Series 04
5.00%, 12/15/24	5,845	5,685,490

South Carolina - 2.6%
Charleston Cnty Sch Dist
5.25%, 12/01/30	2,000	1,999,840
Dorchester Cnty Sch Dist No 2
ASSURED GTY
5.00%, 12/01/29	1,600	1,606,368
Newberry Investing in Childrens Ed (Newberry Cnty Sch Dist Proj)
ASSURED GTY Series 05
5.00%, 12/01/27	5,450	5,452,943
Series 05
5.00%, 12/01/30	550	496,386
Scago Ed Fac Corp. (Calhoun Sch Dist)
RADIAN
5.00%, 12/01/21	1,000	989,390

		10,544,927

Tennessee - 4.5%
Ed Loan Rev (Educational Funding of South) AMT
Series 97A
6.20%, 12/01/21	8,985	8,999,915
Sullivan Cnty Hlth Ed (Wellmont Hlth Sys)
Series 06C
5.00%, 9/01/22	1,760	1,664,590
5.25%, 9/01/26	725	679,137
Tennessee Energy Acquisition Corp.
5.25%, 9/01/22	5,000	4,706,000
Tennessee Energy Acquisition Corp. (Prepaid Gas)
Series A
5.25%, 9/01/21	2,000	1,895,180

		17,944,822

Texas - 28.3%
Bexar Cnty Hlth Fac Dev Corp
5.00%, 7/01/27	525	462,845
Bexar Cnty Hsg Fin Corp MFHR (Doral Club & Sutton House Apts)
MBIA Series 01A
5.55%, 10/01/36 (b)	14,625	14,439,116
Camino Real Regl Mobility Auth
5.00%, 2/15/22	480	481,008
Series 2008
5.00%, 8/15/21	1,210	1,213,678
Dallas-Fort Worth Arpt Rev (Fort Worth Intl Arpt) AMT
MBIA Series 03A
5.25%, 11/01/25	2,000	1,887,100
Dallas-Fort Worth Arpt Rev (Int’l Arpt)
FGIC Series 01
5.50%, 11/01/35	6,500	6,107,270
Frisco GO
FGIC
5.00%, 2/15/23	3,220	3,301,112
Garza Cnty Pub Fac Corp.
5.50%, 10/01/19	865	868,633
Gulf Coast Waste Disp Auth (Anheuser-Busch Proj) AMT
Series 02
5.90%, 4/01/36	9,000	9,161,640

Harris Cnty Toll Road Rev
FSA Series 02
5.125%, 8/15/32	7,500	8,121,075
Hidalgo Cnty Hlth Svc (Mission Hosp Inc Proj)
Series 05
5.00%, 8/15/14 - 8/15/19	1,090	1,080,229
Houston Area Wtr Corp.
FGIC Series 02
5.125%, 3/01/32	7,000	7,497,700
Lewisville Combination Contract (Spl Assmt Cap Impt Dist No 2)
ACA Series 05
6.00%, 10/01/25	1,100	1,071,202
Lower Colorado River Auth (Prerefunded)
AMBAC Series 03
5.25%, 5/15/25	125	136,728
MBIA
5.00%, 5/15/31	30	32,553
MBIA Series 02A
5.00%, 5/15/31	10	10,851
Lower Colorado River Auth (Unrefunded)
AMBAC Series 03
5.25%, 5/15/25	1,675	1,713,173
MBIA
5.00%, 5/15/31	1,460	1,419,266
Matagorda Cnty Rev (Centerpoint Energy Houston Elec LLC)
Series 04
5.60%, 3/01/27 (c)(d)	2,000	1,843,780
Richardson Hosp Auth (Richardson Regl Med Ctr)
FSA Series 04
5.875%, 12/01/24	3,465	3,462,852
Series 04
6.00%, 12/01/19	2,745	2,821,339
San Antonio Arpt Rev AMT
FGIC Series 02A
5.25%, 7/01/27	5,250	5,001,780
Seguin Hgr Ed Auth (Texas Lutheran Univ Proj)
Series 04
5.25%, 9/01/28 - 9/01/33	2,250	2,113,525
Texas
Series 05
5.00%, 4/01/28	8,000	8,089,760
Texas AMT
Series 02A
5.50%, 8/01/41	9,470	9,601,728
Texas St Transp Commission
Series 07
5.00%, 4/01/23 (a)	20,600	21,375,384

		113,315,327

Utah - 0.9%
Davis Cnty Sales Tax Rev
AMBAC Series 03B
5.25%, 10/01/23	2,005	2,079,225

Utah Hsg Corp MFHR (Bluffs Apts Proj) AMT
GNMA Series 02A
5.60%, 7/20/30	1,480	1,456,276

		3,535,501

Virginia - 2.0%
Fauquier Cnty IDA Rev (Fauquier Hospital)
RADIAN Series 02
5.25%, 10/01/31	8,500	8,201,395

Washington - 3.4%
King Cnty Swr Rev
FSA Series 02A
5.25%, 1/01/32	3,000	3,049,350
Seattle Hsg Auth MFHR (Wisteria Ct Proj)
GNMA Series 03
5.20%, 10/20/28	1,475	1,430,042
Twenty-Fifth Ave Ppty (Univ of Washington)
MBIA Series 02
5.25%, 6/01/33	9,750	9,133,410

		13,612,802

Wisconsin - 6.5%
Wisconsin
Series 03
5.00%, 11/01/26	3,700	3,529,319
Wisconsin HEFA (Bell Tower Residence Proj)
FHLB Series 05
5.00%, 7/01/25	1,000	951,310
Series 05
5.00%, 7/01/20	1,785	1,793,193
Wisconsin HEFA (Ministry Hlth Care)
MBIA Series 02A
5.25%, 2/15/32 (b)	13,615	13,658,296
Wisconsin Hsg & EDA SFMR (Mtg Rev) AMT
MBIA
5.60%, 5/01/33	4,880	4,733,453
Series 02A
5.50%, 9/01/32	1,530	1,542,638

		26,208,209

Total Investments - 169.8% (cost $684,734,976)		679,976,630
Other assets less liabilities - (9.3)%		(37,293,474)
Preferred Stock at redemption value - (60.5)%		(242,225,000)

Net Assets Applicable to Common Shareholders - 100.0% (f)		$400,458,156

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,000	7/30/26	4.090%	BMA	*	$(122,313)
Merrill Lynch	6,500	8/09/26	4.063%	BMA	*	(273,309)
Merrill Lynch	7,100	11/15/26	4.377%	BMA	*	(571,399)

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(b)	Position, or portion thereof, has been segregated to collateralize tender option bonds.
(c)	Variable rate coupon, rate shown as of July 31, 2008.
(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(e)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(f)	Portfolio percentages are calculated based on net assets applicable to common shareholders.
*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

As of July 31, 2008, the Portfolio held 54% of net assets in insured bonds (of this amount 13% represents the Portfolio’s holding in pre-refunded bonds). 16% of the Portfolio’s insured bonds were insured by MBIA.

Glossary:

ACA	-	ACA Capital
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
ASSURED GTY	-	Assured Guaranty
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
FGIC	-	Financial Guaranty Insurance Company
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HEFA	-	Health & Education Facility Authority
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
IDR	-	Industrial Development Revenue
MBIA	-	Municipal Bond Investors Assurance
MFHR	-	Multi-Family Housing Revenue
PCR	-	Pollution Control Revenue Bond
RADIAN	-	Radian Group, Inc.
SFMR	-	Single Family Mortgage Revenue
SWFR	-	Solid Waste Facility Revenue
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein National Municipal Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	September 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	September 3, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 3, 2008